Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of Stock Options
Options, Outstanding, Beginning Balance	5,943
Granted	188
Exercised
Forfeited	(355)
Expired	(120)
Options, Outstanding, Ending Balance	5,656
Exercisable, Ending Balance	4,187
Total exercisable or expected to vest	5,589
Weighted Average Exercise Price, Beginning Balance	$ 4.96
Granted, Weighted Average Exercise Price	$ 0.92
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price	$ 1.93
Expired, Weighted Average Exercise Price	$ 7.77
Weighted Average Exercise Price, Ending Balance	$ 4.96
Total exercisable or expected to vest, Weighted Average Exercise Price	$ 4.99
Exercisable, Weighted Average Exercise Price	$ 5.94
Outstanding, ending balance, Weighted Average Remaining Contractual Term	6 years 6 months 18 days
Exercisable Ending Balance, Weighted Average Remaining Contractual Term	5 years 10 months 21 days
Total exercisable or expected to vest, Weighted Average Remaining Contractual Term	6 years 6 months 11 days
Outstanding, Intrinsic Value, Ending Balance	$ 6
Exercisable, Ending Balance, Intrinsic Value
Total exercisable or expected to vest, Aggregate Intrinsic Value	$ 6